Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 243,448	$ 14,642
Marketable securities	45,077	0
Customer funds	19,288	20,924
Accounts receivable, net	29,454	23,009
Prepaid expenses	4,997	2,961
Deferred implementation and commission costs, current portion	4,764	4,718
Other current assets	1,531	4,108
Total current assets	348,559	70,362
Property and equipment, net	15,953	16,650
Goodwill	36,956	36,956
Intangible assets, net	8,026	9,534
Deferred implementation and commission costs, net of current portion	8,404	8,677
Other assets	5,148	5,361
Total assets	423,046	147,540
Current liabilities:
Customer funds payable	19,288	20,924
Current portion of debt and capital lease obligations, net of deferred financing costs	82	380
Accounts payable	2,202	1,646
Accrued expenses and other current liabilities	37,693	27,247
Deferred revenue, current portion	6,263	14,895
Total current liabilities	65,528	65,092
Debt and capital lease obligations, net of deferred financing costs and current portion	18	43,295
Customer postage deposits	10,086	10,418
Deferred revenue, net of current portion	18,780	14,861
Deferred taxes	873	768
Other liabilities	7,296	9,296
Total liabilities	102,581	143,730
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock, issued	0	0
Additional paid-in capital	510,050	148,677
Accumulated deficit	(189,601)	(144,877)
Total stockholders' equity	320,465	3,810
Total liabilities and stockholders' equity	423,046	147,540
Common Class I
Stockholders' equity:
Common stock	15	9
Common Class 2
Stockholders' equity:
Common stock	$ 1	$ 1